Organization, Description of Business, Going Concern and Significant Risks and Uncertainties (Details)							3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares	Sep. 11, 2025 USD ($) $ / shares	Jul. 28, 2025 USD ($) $ / shares	Jul. 11, 2025 USD ($)	Aug. 28, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Market value			$ 50,000,000				$ 3,537,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 1				$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001
Working capital deficit		$ 19,300,000			$ 56,900,000		$ 19,300,000			$ 19,300,000
Net loss							(22,192,000)	$ (2,348,000)	$ (2,497,000)	(27,256,000)	$ (6,978,000)			$ (9,230,000)	$ (10,281,000)
Cash in operating activities										$ (11,119,000)	$ (1,828,000)			$ (2,066,000)	$ (4,402,000)
Incorporated date										May 11, 2009
Purchase price		2,000,000			9,000,000
Bitcoins										8.53
Cash		10,000,000					10,000,000			$ 10,000,000
Consecutive business days										20 days
PIPE Convertible Note [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Net loss										$ 27,300,000
Cash in operating activities										11,100,000
Principal amount		$ 2,222,222			$ 10,000,000		$ 2,222,222			$ 2,222,222
Percentage of original issue discount		10.00%			10.00%
Forecast [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Revenue target												$ 11,864,000	$ 99,702,000
Profusa Asia Pacific Pte.Ltd [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Market value						$ 1,000
Stockholders redeemed shares (in Shares) | shares						1,000
Legacy Profusa [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of owns outstanding common stock					100.00%
Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Market value			$ 50,000,000
Stockholders redeemed shares (in Shares) | shares	[1]						107,611
Common stock, par value (in Dollars per share) | $ / shares		$ 1,000,000	$ 1	$ 0.0001			$ 1,000,000			$ 1,000,000
Net loss
Sale of shares value				$ 100,000,000						$ 3,500,000

[1]	Retroactively restated for the Reverse Stock Split as described in Note 2 and the reverse recapitalization as described in Note 3.